CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Jan. 19, 2023	Dec. 31, 2022	Jun. 30, 2022	Apr. 19, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 21, 2021
Current assets
Cash	$ 36,287	$ 50,274		$ 10,436				$ 979,634
Prepaid expenses	110,103	185,522		210,605				232,313
Total current assets	146,390	235,796		221,041				1,211,947
Marketable securities held in Trust Account	33,949,490	33,058,050	$ 31,500,000	237,987,893		$ 31,500,000		234,604,006
Total Assets	34,095,880	33,293,846		238,208,934				236,006,258
Current Liabilities
Accounts payable and accrued expenses	7,230,999	6,935,174		6,297,378				153,397
Due to related party	$ 91,935	121,935		131,935				21,935
Due to related party		$ 121,935		$ 131,935
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember			us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Promissory Notes - Related Party	$ 2,490,000	$ 1,495,000		$ 500,000			$ 500,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]		us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Total current liabilities	9,812,934	$ 8,552,109		$ 6,929,313				175,332
Deferred underwriters' discount	12,100,000	12,100,000		12,100,000				12,100,000
Total Liabilities	21,912,934	20,652,109		19,029,313				12,275,332
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(21,767,455)	(20,417,224)		(18,809,183)				(10,873,991)
Total Shareholders' Deficit	(21,766,544)	(20,416,313)		(18,808,272)	$ (14,139,600)		$ (13,660,699)	(10,873,080)		$ 0
Total Liabilities, Redeemable Shares and Shareholders' Deficit	34,095,880	33,293,846		238,208,934				236,006,258
Class A ordinary shares
Redeemable Shares
Class A ordinary shares subject to possible redemption, 3,050,335 shares at redemption value of $11.13 and $10.84 per share at June 30, 2023 and March 31, 2023, respectively		33,058,050		237,987,893
Shareholders' Deficit:
Common stock	106	106		106
Class A ordinary shares subject to possible redemption
Redeemable Shares
Class A ordinary shares subject to possible redemption, 3,050,335 shares at redemption value of $11.13 and $10.84 per share at June 30, 2023 and March 31, 2023, respectively	33,949,490	33,058,050		237,987,893			$ 237,987,893	234,604,006
Class A Common Stock
Shareholders' Deficit:
Common stock				106				106
Class B ordinary shares
Shareholders' Deficit:
Common stock	$ 805	$ 805		$ 805				$ 805